Fair value measurements - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair value measurements
Equity Securities, FV-NI, Gain	¥ 101,735		¥ 2,657,370	¥ 1,601,082
Impairment of investments	¥ 43,861	$ 6,722	¥ 62,334	¥ 35,348